Borrowings - Schedule of Long-term Borrowings (Details) € in Millions, ₩ in Millions, UZS in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 UZS	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 UZS
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 10,785,572				₩ 10,520,690
Total	₩ 8,286,033				6,615,938
Inter-Korean Cooperation Fund
Disclosure of detailed information about borrowings [line items]
Borrowings term	13 years
Borrowings maturity grace period	7 years
General loans
Disclosure of detailed information about borrowings [line items]
Borrowings term	3 years
Borrowings maturity grace period	2 years
General loans | Shinhan Bank | SOFR (3M)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.652%	3.652%	3.652%	3.652%
General loans | Woori Bank | CD (91D)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.81%	2.81%	2.81%	2.81%
General loans | Kookmin Bank | CD (91D)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.81%	2.81%	2.81%	2.81%
Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 1,378,988				931,040
Less: Current portion	(136,513)				(371,451)
Total	₩ 1,242,475				559,589
Borrowings | Inter-Korean Cooperation Fund | Export-Import Bank of Korea
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.00%	1.00%	1.00%	1.00%
Borrowings	₩ 493				987
Borrowings | General loans | CA-CIB
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 200,000				100,000
Borrowings | General loans | CA-CIB | Bottom of range
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Annual interest rates	3.02%	3.02%	3.02%	3.02%
Borrowings | General loans | CA-CIB | Top of range
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Annual interest rates	3.82%	3.82%	3.82%	3.82%
Borrowings | General loans | JPM
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 0				100,000
Borrowings | General loans | DBS
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 200,000				100,000
Borrowings | General loans | DBS | Bottom of range
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Annual interest rates	2.98%	2.98%	2.98%	2.98%
Borrowings | General loans | DBS | Top of range
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.82%	3.82%	3.82%	3.82%
Borrowings | General loans | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.39%	3.39%	3.39%	3.39%
Borrowings	₩ 100,000				100,000
Borrowings | General loans | Woori Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 0		€ 0		10,548		€ 6,900
Borrowings | General loans | Korea Development Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.77%	3.77%	3.77%	3.77%
Borrowings	₩ 33,000				33,000
Borrowings | General loans | Kookmin Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.75%	4.75%	4.75%	4.75%
Borrowings	₩ 8,000				8,000
Borrowings | General loans | Kyongnam Bank and others
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.30%	4.30%	4.30%	4.30%
Borrowings	₩ 31,383				0
Borrowings | General Loans 1 | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 30,315	$ 21,127			31,056	$ 21,127
Borrowings | General Loans 1 | Shinhan Bank | SOFR (3M)
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Adjustment to interest rate basis	1.30%	1.30%	1.30%	1.30%
Borrowings | General Loans 1 | Woori Bank
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Borrowings	₩ 18,000				0
Borrowings | General Loans 1 | Woori Bank | CD (91D)
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Adjustment to interest rate basis	1.40%	1.40%	1.40%	1.40%
Borrowings | General Loans 1 | Korea Development Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.31%	4.31%	4.31%	4.31%
Borrowings	₩ 10,000				0
Borrowings | General Loans 1 | Kookmin Bank
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Borrowings	₩ 20,000				0
Borrowings | General Loans 1 | Kookmin Bank | CD (91D)
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Adjustment to interest rate basis	1.40%	1.40%	1.40%	1.40%
Borrowings | General Loans 2 | Shinhan Bank
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Borrowings	₩ 12,398	$ 8,640			13,098	8,910
Borrowings | General Loans 2 | Shinhan Bank | SOFR (3M)
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Adjustment to interest rate basis	1.60%	1.60%	1.60%	1.60%
Borrowings | General Loans 3 | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 0				62,398
Borrowings | General Loans 4 | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.30%	4.30%	4.30%	4.30%
Borrowings	₩ 16,900				0
Borrowings | General Loans 5 | Shinhan Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 0	$ 0			51,450	35,000
Borrowings | PF loans | Woori Bank
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Borrowings	₩ 25,526				26,526
Borrowings | PF loans | Woori Bank | CD (91D)
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Adjustment to interest rate basis	1.75%	1.75%	1.75%	1.75%
Borrowings | PF loans | NH Jayang
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 0				8,366
Borrowings | PF loans | Kyobo Life Insurance
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 0				44,385
Borrowings | PF loans | Standard Chartered Bank Korea
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.90%	3.90%	3.90%	3.90%
Borrowings	₩ 65,000				0
Borrowings | PF loans | Samsung Life Insurance
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 0				24,658
Borrowings | PF loans | NongHyup Bank
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.90%	3.90%	3.90%	3.90%
Borrowings	₩ 70,000				0
Borrowings | PF loans | Industrial Bank of Korea and others
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.90%	3.90%	3.90%	3.90%
Borrowings	₩ 65,000				0
Borrowings | PF loans | Hana Bank and others
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.70%	4.70%	4.70%	4.70%
Borrowings	₩ 363,838				0
Borrowings | CP | Hi Investment & Securities
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.302%	2.302%	2.302%	2.302%
Borrowings	₩ 97,706				95,321
Borrowings | CP | Korea Investment & Securities
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 0				78,933
Borrowings | Loans | KDB Bank Uzbekistan
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Annual interest rates	23.00%	23.00%	23.00%	23.00%
Borrowings	₩ 3,572			UZS 29,762,533	4,999			UZS 45,448,426
Borrowings | Loans 1 | KDB Bank Uzbekistan
Disclosure of detailed information about borrowings [line items]
Annual interest rates	10.30%	10.30%	10.30%	10.30%
Borrowings	₩ 7,857	$ 5,400			7,725	$ 5,400
Borrowings | PF Loans 1 | Standard Chartered Bank Korea
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%	0.00%
Borrowings	₩ 0				₩ 29,590